Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	WILMINGTON FUNDS
Central Index Key	0000830744
Amendment Flag	false
Document Creation Date	Sep. 17, 2012
Document Effective Date	Sep. 17, 2012
Prospectus Date	Aug. 31, 2012